Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2014
Quarterly Financial Information (Unaudited)
Quarterly Financial Information (Unaudited)

NOTE 19. QUARTERLY FINANCIAL INFORMATION (UNAUDITED)

The following tables represent our quarterly financial results:

	2014 Calendar Quarter
	First	Second	Third	Fourth[2]	Annual
Total Operating Revenues	$32,476	$32,575	$32,957	$34,439	$132,447
Operating Income (Loss)	6,278	5,616	5,402	(5,550)	11,746
Net Income (Loss)	3,734	3,621	3,059	(3,896)	6,518
Net Income (Loss) Attributable to AT&T	3,652	3,547	3,002	(3,977)	6,224
Basic Earnings (Loss) Per Share
Attributable to AT&T1	$0.70	$0.68	$0.58	$(0.77)	$1.19
Diluted Earnings (Loss) Per Share
Attributable to AT&T1	$0.70	$0.68	$0.58	$(0.77)	$1.19
Stock Price
High	$35.50	$36.86	$37.48	$36.16
Low	31.74	34.32	34.17	32.07
Close	35.07	35.36	35.24	33.59
[1]	Quarterly earnings per share impacts may not add to full-year earnings per share impacts due to the difference in weighted-average common shares for the quarters versus the weighted-average common shares for the year.
[2]	Includes an actuarial loss on pension and postretirement benefit plans (Note 12) and asset abandonment charges (Note 6).

	2013 Calendar Quarter
	First	Second	Third	Fourth[2]	Annual
Total Operating Revenues	$31,356	$32,075	$32,158	$33,163	$128,752
Operating Income	5,940	6,113	6,188	12,238	30,479
Net Income	3,773	3,880	3,905	6,995	18,553
Net Income Attributable to AT&T	3,700	3,822	3,814	6,913	18,249
Basic Earnings Per Share Attributable
to AT&T1	$0.67	$0.71	$0.72	$1.31	$3.39
Diluted Earnings Per Share Attributable
to AT&T1	$0.67	$0.71	$0.72	$1.31	$3.39
Stock Price
High	$36.87	$39.00	$36.31	$36.80
Low	32.76	34.10	33.19	33.09
Close	36.69	35.40	33.82	35.16
[1]	Quarterly earnings per share impacts may not add to full-year earnings per share impacts due to the difference in weighted-average common shares for the quarters versus the weighted-average common shares for the year.
[2]	Includes an actuarial gain on pension and postretirement benefit plans (Note 12), special termination charges (Note 12) and charges for employee separations.